Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of loans, by major class within Company's loan portfolio
Total loans	$ 861,213	$ 839,547
Commercial, financial, and agricultural
Summary of loans, by major class within Company's loan portfolio
Total loans	154,834	141,845
Real estate construction - residential
Summary of loans, by major class within Company's loan portfolio
Total loans	18,103	21,008
Real estate construction - commercial
Summary of loans, by major class within Company's loan portfolio
Total loans	48,822	55,076
Real estate mortgage - residential
Summary of loans, by major class within Company's loan portfolio
Total loans	247,117	225,630
Real estate mortgage - commercial
Summary of loans, by major class within Company's loan portfolio
Total loans	372,321	375,686
Installment and other consumer
Summary of loans, by major class within Company's loan portfolio
Total loans	$ 20,016	$ 20,302